Annual Total Returns - Fidelity® Series Blue Chip Growth Fund [BarChart] - 07.31 Fidelity Series Blue Chip Growth Fund Series PRO-06 - Fidelity® Series Blue Chip Growth Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	Nov. 07, 2013
Fidelity Series Blue Chip Growth Fund-Default
Bar Chart Table:
Annual Return 2014	14.70%
Annual Return 2015	6.84%
Annual Return 2016	1.58%
Annual Return 2017	35.94%
Annual Return 2018	4.65%
Annual Return 2019	33.27%